Business combination	12 Months Ended
Mar. 31, 2019
Business combination

3. Business combination

Integration among asset management companies

On October 1, 2016, DIAM Co., Ltd. (“DIAM”), MHTB, Mizuho Asset Management Co., Ltd. (“MHAM”) and Shinko Asset Management Co., Ltd. (“Shinko Asset Management”) (collectively, the “Integrating Companies”) integrated their asset management functions pursuant to an integration agreement signed on July 13, 2016. The integration was implemented through the following steps: (i) a merger between MHAM as surviving company and Shinko Asset Management as absorbed company; (ii) a company split between MHTB and MHAM (after the merger in (i) above) as successor company whereby rights and obligations attributed to Asset Management Division of MHTB were transferred to MHAM; and (iii) a merger between DIAM as surviving company and MHAM as absorbed company. After the integration, DIAM was renamed Asset Management One.

As of September 30, 2016, MHAM was a wholly-owned subsidiary of MHFG and DIAM was an equity method affiliate of the MHFG Group which owned 50.0% of the voting equity interests. DIAM was a joint venture of MHFG and Dai-ichi Life Holdings, Inc. (“Dai-ichi Life”, formerly The Dai-ichi Life Insurance Company, Limited), and the rest of the interests of DIAM was owned by Dai-ichi Life. On October 1, 2016, MHFG exchanged 30.0% of the voting equity interests in MHAM (after the split in (ii) above) for voting equity interests and non-voting equity interests in DIAM. As a result of the exchange, MHFG acquired 51.0% of the voting rights and 70.0% of the economic interests in Asset Management One, which became a consolidated subsidiary of the Group.

Based on the strong commitment of MHFG and Dai-ichi Life to strengthen and develop their respective asset management businesses, Asset Management One aims to achieve significant development as a global asset management company, providing its customers with high-quality solutions by combining the asset management-related knowledge and experience accumulated and developed by each of the Integrating Companies over many years, and by taking full advantage of collaboration with both the MHFG Group and the Dai-ichi Life group. The MHFG Group recognized goodwill at the acquisition date. The goodwill was not allocated to the reportable segments in Note 32 “Business segment information”. The MHFG Group allocated the entire amount of the goodwill to the Asset Management One reporting unit for the purpose of assessing impairment. None of the goodwill recognized is deductible for tax purposes.

The following table summarizes the consideration paid for DIAM and the amounts of the acquired assets and assumed liabilities recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in DIAM. There were no material acquisition-related costs that were recognized separately from the acquisition of the assets and the assumption of the liabilities.

At October 1, 2016
(in millions of yen)
Consideration:
Equity instruments (1,038,408 common shares of MHAM)	28,842

Fair value of total consideration transferred	28,842
Fair value of equity interests in DIAM held by MHFG before the business combination	72,106

100,948

Recognized amounts of identifiable assets acquired:
Cash and due from banks	831
Interest-bearing deposits in other banks	12,873
Trading account assets	266
Investments	12,234
Premises and equipment-net	3,546
Accrued income	7,882
Intangible assets (Note)	53,037
Deferred tax assets	1,003
Other assets	2,208

Recognized amounts of identifiable liabilities assumed:
Trading account liabilities	304
Income taxes payable	918
Deferred taxes liabilities	16,238
Accrued expenses	5,392
Other liabilities	3,041

Total identifiable net assets	67,987
Goodwill	76,225

Noncontrolling interest in DIAM	43,264

100,948

Note:	Amount represents customer relationships subject to amortization, of which the weighted-average amortization period is 16.9 years.

The fair value of the equity interests in DIAM held by MHFG before the business combination (¥72,106 million), the fair value of the 1,038,408 common shares of MHAM as the consideration paid for DIAM (¥28,842 million) and the fair value of the noncontrolling interest in DIAM (¥43,264 million) were determined with reference to an independent third-party appraisal by applying the income approach and the market approach. The income approach was based on the discounted future cash flows of DIAM and MHAM and the market approach was based on market values, earnings and revenues of public companies comparable to DIAM and MHAM. A discount for lack of control was not considered in determining the fair value of the noncontrolling interest, which is entirely held by Dai-Ichi Life, as the economic benefits of DIAM are expected to be divided proportionately between MHFG and Dai-Ichi Life based on their respective economic interests.

On October 1, 2016, the MHFG Group recognized a gain of ¥56,226 million as a result of remeasuring to fair value its 50.0% of the voting equity interests in DIAM held before the business combination. The gain is included in Other noninterest income in the Group’s consolidated statement of income for the fiscal year ended March 31, 2017. In addition, the MHFG Group recognized an increase in Common stock of ¥23,829 million as a result of remeasuring to fair value its 30.0% of the voting equity interests in MHAM held before the business combination due to the change in the voting equity interests in MHAM on October 1, 2016.

The revenue and earnings of Asset Management One since the acquisition date included in the Group’s consolidated statement of income for the fiscal year ended March 31, 2017 are not material. Other than the gain of ¥56,226 million described above, the revenue and earnings of the MHFG Group would not have differed significantly from those reported in the consolidated statements of income for the fiscal year ended March 31, 2017 if the business combination had occurred as of the beginning of the fiscal year.